Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Assets - Significant Observable Inputs Used In Fair Value Measurement Of Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1],[2]
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 676,689	€ 690,059		€ 731,856
Financial Assets Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	62,983
Financial Assets Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	404
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	28,642
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 60
Financial Assets Held For Trading [Member] | Loans and advances [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 7,494
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 199
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active markets prices
Main Unobservable Inputs	- Prepayment rates - Issuer´s credit risk - Recovery rates
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 0
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 60
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Present-value method
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV provided by the administrator of the fund
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 26,846
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 85
Financial Assets Held For Trading [Member] | Derivatives [Member] | Interest Rate Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Beta - Implicit correlations between tenors - interest rates volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Equity Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Financial Assets Held For Trading [Member] | Derivatives [Member] | Foreign Exchange And Gold Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Financial Assets Held For Trading [Member] | Derivatives [Member] | Credit Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial Assets Held For Trading [Member] | Derivatives [Member] | Commodities Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and Discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 78
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,929
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 1,778
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and advances [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Specific criteria for the liquidation of losses established by the EPA protocol
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates - PD and LGD
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 71
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 76
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 8
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 75
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Main Observable Inputs	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 9,323
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	1,190
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	9,211
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 711
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows) Observed prices in non active markets
Main Observable Inputs	- Issuer´s credit risk - Current market interest rates - Non active market prices
Main Unobservable Inputs	- Prepayment rates - Issuer credit risk - Recovery rates
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 113
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 479
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Comparable pricing (Observable price in a similar market) Present-value method
Main Observable Inputs	- Brokers quotes - Market operations - NAVs published
Main Unobservable Inputs	- NAV provided by the administrator of the fund
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 2,882
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Main Valuation Techniques Financial Instruments Assets Line Items
Assets	€ 3
Derivatives Hedge accounting [Member] | Interest Rate Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flows Caps/Floors: Black, Hull-White y SABR Bond options: Black Swaptions: Black, Hull-White y LGM Other Interest rate options: Black, Hull-White y LGM Constant Maturity Swaps: SABR
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Equity Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local Volatility, moments adjustment
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Credit Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Credit Derivatives: Default model and Gaussian copula
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Commodities Hedge [Member] | Total [Member]
Main Valuation Techniques Financial Instruments Assets Line Items
Valuation Technique used in fair value measurement assets	Commodities: Momentum adjustment and Discounted cash flows
Main Observable Inputs	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.